Commitments and Contingencies - Belarusian Telecom - Additional Information (Detail) - Belarusian Telecom [member]	Aug. 28, 2008 Settlements
Disclosure of commitments and contingencies [line items]
License agreement term	10 years
Number of uncovered license settlements	646
Number of license settlements	22,552